Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
17
- Related Party Transactions

Lee’s Pharmaceutical Holdings Limited

As of
December 31, 2019
and
2018,
Lee’s beneficial ownership of our issued and outstanding shares of common stock was
35%
and
40%,
respectively.

We entered into the following transactions with Lee’s during
2018
and
2019:

●	During 2018, we entered into multiple loan agreements with an affiliate of Lee’s ( see , Note 11 - Loans Payable - Current Portion and Non-current Portion);
●	In April 2018, we completed a $2.6 million private placement with an affiliate of Lee’s ( see , Note 14 – Stockholders Equity);
●
In conjunction with the CVie Acquisition in
December 2018,
we issued shares of common stock to Lee’s as a
49%
shareholder in CVie Investments and entered into an indemnification letter agreement with Lee’s (
see
, Note
3
- Business Combination);

●
In
December 2018,
as part of the Private Placement Financing, we converted
$6.0
million of existing loan payable obligations to the Lee’s affiliate on the same economic terms as those of the other investors (
see
, Note
11
- Loans Payable - Current Portion and Non-current Portion);

●	In October 2019, we entered into a loan agreement with an affiliate of Lee’s ( see , Note 11 - Loans Payable - Current Portion and Non-current Portion);
●	In December 2019, an affiliate of Lee’s was an investor in the Private Placement Financing ( see , Note 14 - Stockholders Equity);
●
In
December 2019,
as part of the Private Placement Financing, we converted
$2.95
million of existing loan payable obligations to the Lee’s affiliate on the same economic terms as those of the other investors (
see
, Note
11
- Loans Payable - Current Portion and Non-current Portion);

●	Our $4.6 million bank credit facility is guaranteed by Lee’s ( see , Note 11 - Loans Payable – Current Portion and Non-Current Portion); and
●	As of
December 31, 2018
and
2019,
we had approximately
$0.5
million in accounts payable due to Lee’s for services provided by a Lee’s affiliate to our wholly-owned subsidiary, CVie Therapeutics; and, as of
December 31, 2019
we had
$0.8
million due from Lee’s for purchases of
KL4
surfactant raw materials that we purchased from our supplier on behalf of Lee’s.

Panacea Venture and KPCB-China

Mr. James Huang, who in connection with the CVie Acquisition in
December 2018
was appointed as a director and Chairman of our Board, is a founding and Managing Partner to Panacea Venture (Panacea) and, since
2011,
has served as a Managing Partner of Kleiner Perkins Caufield & Byers (KPCB) - China. During
2018
and
2019
we entered into the following transactions with Panacea and KPCB:

●	In July 2018, we issued a $1.5 million secured convertible promissory note (Note) to an affiliate of Panacea. The Note was paid in full in December 2018 ( see , Note 12 - Convertible Note Payable);
●
In
December 2018,
we issued
38,138
shares of our common stock to Rui Jin (HK) Consulting Management Company Limited, an affiliate of Panacea, for services rendered before Panacea and Mr. Huang became related parties to us;

●
In
December 2018,
in conjunction with the CVie Acquisition, we issued shares of common stock to an investment fund managed by KPCB that was a
27%
shareholder in CVie (
see
, Note
3
- Business Combination). Mr. Huang disclaims any beneficial interest in this KPCB investment fund;

●	In December 2018 and December 2019, Panacea was an investor in a Private Placement Financing ( see , Note 14 - Stockholders Equity); and
●	In December 2019, we issued 32,143 shares of our common stock to Rui Jin (HK) Consulting Management Company Limited, an affiliate of Panacea, for services rendered.

As of
December 31, 2019,
Panacea and KPCB beneficially owned
15%
and
11%,
respectively, of our issued and outstanding shares of common stock. As of
December 31, 2018,
Panacea and KPCB each beneficially owned
14%
of our issued and outstanding shares of common stock.